Schedule of Notes Payable (Details) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Department of Economic and Community Development [Member]
Short-term Debt [Line Items]
Debt instrument, face amount	$ 147,372	$ 147,372	$ 147,372
Debt instrument periodic payment	$ 2,132	$ 2,132	$ 2,132
Debt instrument maturity date	Oct. 01, 2022	Oct. 01, 2022	Oct. 01, 2022
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt instrument stated percentage	1.00%	1.00%	1.00%